Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000222954 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222954 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222954 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222954 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000222954 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222954 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222954 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000222954 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222954 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000222954 | Materials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000007552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007552 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000007552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000007552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000007552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007552 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007552 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%